S000055401 [Member] Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	74 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024 [4]
Bloomberg U.S. Universal 5-10 Year Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.87%		(0.15%)		1.19%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04% [1]	(1.01%)	0.06% [1]	1.79%	1.35% [1]	1.73%
iShares Core 5-10 Year USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.95%		(0.21%)		1.13%
Performance Inception Date					Nov. 01, 2016
iShares Core 5-10 Year USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.15%		(1.51%)		(0.15%)
iShares Core 5-10 Year USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.15%		(0.68%)		0.33%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.
[3]	The Fund has added this broad-based index in response to new regulatory requirements.
[4]	The Fund has added this broad-based index in response to new regulatory requirements.